Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities	Other payable and accrued liabilities consisted of the following:
	As of December 31, 2024	As of December 31, 2025
	US$	US$
Accrued payroll and employee benefits	113	102
Other Tax Payable	9	6
Other payables	55	287
Total	177	395